Lease - Schedule of Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Minimum Lease Payments [Abstract]
2025	$ 30,802
Total lease payments	30,802
Less: imputed interest	(822)
Present value of lease liabilities	$ 29,980	$ 71,215